Offsets	Mar. 03, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-89908
Initial Filing Date	Feb. 24, 2025
Fee Offset Claimed	$ 240,662
Explanation for Claimed Amount
(3)
Pursuant to Rule
0-11(a)(2)
 under
the Exchange Act, the filing fee is offset by the fee previously paid with respect to the transaction under the
Schedule
TO-T
(File
No. 005-89908)
filed on February 24, 2025 by Hyatt Hotels Corporation.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Playa Hotels & Resorts N.V.
Form or Filing Type	SC TO
File Number	005-89908
Filing Date	Feb. 24, 2025
Fee Paid with Fee Offset Source	$ 240,662
Explanation for Claimed Amount
(3)
Pursuant to Rule
0-11(a)(2)
 under
the Exchange Act, the filing fee is offset by the fee previously paid with respect to the transaction under the
Schedule
TO-T
(File
No. 005-89908)
filed on February 24, 2025 by Hyatt Hotels Corporation.